World Omni Auto Receivables Trust 2015-A	Exhibit 99.1
Monthly Servicer Certificate
April 30, 2016

Dates Covered
Collections Period	04/01/16 - 04/30/16
Interest Accrual Period	04/15/16 - 05/15/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	05/16/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/16	429,510,170.68	23,843
Yield Supplement Overcollateralization Amount 03/31/16	15,979,288.28	0
Receivables Balance 03/31/16	445,489,458.96	23,843
Principal Payments	16,292,432.49	514
Defaulted Receivables	995,322.34	52
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/16	15,199,748.89	0
Pool Balance at 04/30/16	413,001,955.24	23,277

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	56.86%

Prepayment ABS Speed	1.54%

Overcollateralization Target Amount	18,585,087.99
Actual Overcollateralization	18,585,087.99

Weighted Average APR	4.15%
Weighted Average APR, Yield Adjusted	5.98%
Weighted Average Remaining Term	51.79

Delinquent Receivables:
Past Due 31-60 days	5,387,807.98	293
Past Due 61-90 days	1,322,329.73	73
Past Due 91-120 days	351,443.81	19
Past Due 121 + days	0.00	0
Total	7,061,581.52	385

Total 31+ Delinquent as % Ending Pool Balance	1.71%

Recoveries	616,865.03

Aggregate Net Losses/(Gains) - April 2016	378,457.31

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	1.02%
Prior Period Net Loss Ratio	0.85%
Second Prior Period Net Loss Ratio	1.54%
Third Prior Period Net Loss Ratio	1.66%
Four Month Average	1.27%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.75%

Flow of Funds	$ Amount

Collections	18,447,905.88
Advances	7,559.94
Investment Earnings on Cash Accounts	4,847.87
Servicing Fee	(371,241.22)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	18,089,072.47

Distributions of Available Funds
(1) Class A Interest	418,930.72
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	15,765,345.75
(7) Distribution to Certificateholders	1,879,619.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	18,089,072.47

Servicing Fee	371,241.22
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 04/15/16	410,182,213.00
Principal Paid	15,765,345.75
Note Balance @ 05/16/16	394,416,867.25

Class A-1
Note Balance @ 04/15/16	0.00
Principal Paid	0.00
Note Balance @ 05/16/16	0.00
Note Factor @ 05/16/16	0.0000000%

Class A-2a
Note Balance @ 04/15/16	53,481,106.50
Principal Paid	7,882,672.88
Note Balance @ 05/16/16	45,598,433.62
Note Factor @ 05/16/16	34.8079646%

Class A-2b
Note Balance @ 04/15/16	53,481,106.50
Principal Paid	7,882,672.87
Note Balance @ 05/16/16	45,598,433.63
Note Factor @ 05/16/16	34.8079646%

Class A-3
Note Balance @ 04/15/16	204,000,000.00
Principal Paid	0.00
Note Balance @ 05/16/16	204,000,000.00
Note Factor @ 05/16/16	100.0000000%

Class A-4
Note Balance @ 04/15/16	84,410,000.00
Principal Paid	0.00
Note Balance @ 05/16/16	84,410,000.00
Note Factor @ 05/16/16	100.0000000%

Class B
Note Balance @ 04/15/16	14,810,000.00
Principal Paid	0.00
Note Balance @ 05/16/16	14,810,000.00
Note Factor @ 05/16/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	444,107.72
Total Principal Paid	15,765,345.75
Total Paid	16,209,453.47

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	35,208.40
Principal Paid	7,882,672.88
Total Paid to A-2a Holders	7,917,881.28

Class A-2b
One-Month Libor	0.43275%
Coupon	0.71275%
Interest Paid	32,824.40
Principal Paid	7,882,672.87
Total Paid to A-2b Holders	7,915,497.27

Class A-3
Coupon	1.34000%
Interest Paid	227,800.00
Principal Paid	0.00
Total Paid to A-3 Holders	227,800.00

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6288518
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.3235617
Total Distribution Amount	22.9524135

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.2687664
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	60.1730754
Total A-2a Distribution Amount	60.4418418

A-2b Interest Distribution Amount	0.2505679
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	60.1730753
Total A-2b Distribution Amount	60.4236432

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 03/31/16	62,353.92
Balance as of 04/30/16	69,913.86
Change	7,559.94

Reserve Account
Balance as of 04/15/16	1,806,189.65
Investment Earnings	444.18
Investment Earnings Paid	(444.18)
Deposit/(Withdrawal)	-
Balance as of 05/16/16	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65